UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  028-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC
Phone:     617.310.6130

Signature, Place, and Date of Signing:

*
__________________________________________________
/s/ Thomas B. Ellis     Boston, Massachusetts/USA     August 10, 2012

*
__________________________________________________
/s/ Todd B. Hammer      Boston, Massachusetts/USA     August 10, 2012


*  By: /s/  SARAH L. FILION
__________________________________________________
Sarah L. Filion, Attorney-in-Fact


*Pursuant to Powers of Attorney incorporated by reference to the 13F Report filed on May 19, 2009.




Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $832,456 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101    44023  1360000 SH       SOLE                  1360000
AETNA INC NEW                  COM              00817Y108     5040   130000 SH  CALL SOLE                   130000
ALIMERA SCIENCES INC           COM              016259103     5672  1897132 SH       SOLE                  1897132
ALLSCRIPTS HEALTHCARE SOLUTN   COM              01988P108    14209  1300000 SH       SOLE                  1300000
BODY CENT CORP                 COM              09689U102     2974   330442 SH       SOLE                   330442
CAREFUSION CORP                COM              14170T101    37108  1445000 SH       SOLE                  1445000
CHRISTOPHER & BANKS CORP       COM              171046105     4054  3435959 SH       SOLE                  3435959
CIT GROUP INC                  COM NEW          125581801    42946  1205000 SH       SOLE                  1205000
CSG SYS INTL INC               COM              126349109    23242  1345000 SH       SOLE                  1345000
DELIA'S INC NEW                COM              246911101     4027  2598048 SH       SOLE                  2598048
ENZON PHARMACEUTICALS INC      COM              293904108     4558   663500 SH       SOLE                   663500
GENERAL MTRS CO                COM              37045V100    30270  1535000 SH       SOLE                  1535000
GENON ENERGY INC               COM              37244E107     2309  1350000 SH       SOLE                  1350000
HEALTH NET INC                 COM              42222G108    33493  1380000 SH       SOLE                  1380000
HOSPIRA INC                    COM              441060100    43200  1235000 SH       SOLE                  1235000
JDA SOFTWARE GROUP INC         COM              46612K108    43051  1450000 SH       SOLE                  1450000
JPMORGAN CHASE & CO            COM              46625H100    30371   850000 SH       SOLE                   850000
LEAR CORP                      COM NEW          521865204    43390  1150000 SH       SOLE                  1150000
LIBERTY INTERACTIVE CORPORAT   INT COM SER A    53071M104    25507  1435000 SH       SOLE                  1435000
LIFE TECHNOLOGIES CORP         COM              53217V109    50164  1115000 SH       SOLE                  1115000
MARRIOTT VACATIONS WRLDWDE C   COM              57164Y107    24439   788855 SH       SOLE                   788855
MCG CAPITAL CORP               COM              58047P107    12900  2816500 SH       SOLE                  2816500
NEW YORK & CO INC              COM              649295102    17400  5000000 SH       SOLE                  5000000
NEXSTAR BROADCASTING GROUP I   CL A             65336K103     5055   750000 SH       SOLE                   750000
POPULAR INC                    COM NEW          733174700    23918  1440000 SH       SOLE                  1440000
PSIVIDA CORP                   COM              74440J101     2218   960000 SH       SOLE                   960000
PSS WORLD MED INC              COM              69366A100    35273  1680449 SH       SOLE                  1680449
SANOFI                         RIGHT 12/31/2020 80105N113    10575  7500000 SH       SOLE                  7500000
SEALED AIR CORP NEW            COM              81211K100    29722  1925000 SH       SOLE                  1925000
SMITHFIELD FOODS INC           COM              832248108     9827   454311 SH       SOLE                   454311
SPARK NETWORKS INC             COM              84651P100     6804  1318525 SH       SOLE                  1318525
STATE STR CORP                 COM              857477103    24775   555000 SH       SOLE                   555000
TRIPLE-S MGMT CORP             CL B             896749108    24401  1334842 SH       SOLE                  1334842
WELLPOINT INC                  COM              94973V107    25516   400000 SH  CALL SOLE                   400000
WELLPOINT INC                  COM              94973V107    35722   560000 SH       SOLE                   560000
XEROX CORP                     COM              984121103    54303  6900000 SH       SOLE                  6900000